Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023
Accounting Policies [Abstract]
Schedule of disaggregates its revenue from contracts
	Three Months Ended
	April 30,
	2023	2022
Revenue by type
Sale of goods	$401,057	$401,990
Services	75,875	75,932
Total	$476,932	$477,922

	Years Ended
	January 31,
	2023	2022
Revenue by type
Sale of goods	$1,785,507	$1,179,620
Services	294,102	242,534
Total	$2,079,609	$1,422,154

Schedule of revenue by geographical location
	Three Months Ended
	April 30,
	2023	2022
Revenue by geographic location:
United States	$476,932	$477,922
Foreign	-	-
	$476,932	$477,922

	Years Ended
	January 31,
	2023	2022

Revenue by geographic location:
United States	$2,079,609	$1,335,554
Foreign	-	86,600
	$2,079,609	$1,422,154

Schedule of property plant and equipment
Lab Equipment	5-10 years
Furniture and fixtures	3 years
Machinery and equipment	10-20 years

Lab Equipment	5-10 years
Furniture and fixtures	3 years
Machinery and equipment	10-20 years